Capital risk management (Tables)	6 Months Ended
Jun. 30, 2023
Capital risk management
Schedule of financial instruments measured at fair value

June 30, 2023	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	11	—	11
Interest rate caps (note 16)	—	1,182	1,182
Embedded options within listed bonds (note 16)	—	6,050	6,050
Foreign exchange swaps (note 16)	—	(50,051)	(50,051)
	11	(42,819)	(42,808)

December 31, 2022	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	10	—	10
Interest rate caps (note 16)	—	821	821
Embedded options within listed bonds (note 16)	—	5,300	5,300
Foreign exchange swaps (note 16)	—	(1,393)	(1,393)
	10	4,728	4,738

Schedule of fair value estimation

	At June 30, 2023		At December 31, 2022
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	$’000	$’000	$’000	$’000

Financial liabilities
Bank and bond borrowings (note 19)	3,466,108	3,225,578	3,344,402	3,116,193
	3,466,108	3,225,578	3,344,402	3,116,193